Basis of Presentation and Summary of Significant Accounting Policies (Details 2)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Derivative financial instruments
Maximum period hedged to limit foreign exchange rate risk	24 months
Maximum
Concentration of credit risk
Number of institutions in which the Company has cash deposits	3
Accounts receivable | Customers
Concentration of credit risk
Concentration risk (as a percent)	58.00%	60.00%
Revenues | Customers | Enterprise Data Storage Solutions
Concentration of credit risk
Concentration risk customers	4	3	3
Revenues | Customers | HDD Capital Equipment
Concentration of credit risk
Concentration risk customers	1
Revenues | Customers | Customer one | Enterprise Data Storage Solutions
Concentration of credit risk
Concentration risk (as a percent)	25.00%	38.00%	42.00%
Revenues | Customers | Customer one | HDD Capital Equipment
Concentration of credit risk
Concentration risk (as a percent)	11.00%
Revenues | Customers | Customer two | Enterprise Data Storage Solutions
Concentration of credit risk
Concentration risk (as a percent)	20.00%	19.00%	22.00%
Revenues | Customers | Customer three | Enterprise Data Storage Solutions
Concentration of credit risk
Concentration risk (as a percent)	12.00%	15.00%	13.00%
Revenues | Customers | Customer four | Enterprise Data Storage Solutions
Concentration of credit risk
Concentration risk (as a percent)	11.00%